OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
OTHER NON-CURRENT ASSETS, NET
Long-term guarantee deposits(1)	¥ 397,737		¥ 181,477		$ 56,020
Prepayments for equipment, net	354,005		119,009		49,861
Land use rights, net(2)	32,000		26,081		4,500
Prepaid leasehold improvements	2,874		1,177		405
Interest receivable non-current	2,926				412
Other non-current assets, net	789,492		327,744		$ 111,198
Original values	33,100		26,700
Accumulated amortization	¥ 1,200		600
Period of land use rights (in years)	50 years	50 years
Amortization of land use rights	¥ 600	$ 100	¥ 200	¥ 150